LEASES (Tables)	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases and Payments to be Received
Future minimum lease payments under non-cancellable leases as of March 31, 2021 were as follows:

Operating Leases	($ million)
2021 (excluding the three months ended March 31, 2021)	$96
2022	102
2023	71
2024	53
2025	41
2026 and thereafter	110
Total future minimum lease payments	$473
Less: Interest	45
Total	$428

Schedule of Undiscounted Lease Payments to be Received
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$272
2022	173
2023	90
2024	34
2024	12
2026 and thereafter	1
Total undiscounted lease payments	$582